ACQUISITIONS AND DISPOSALS - Additional Information (Details) ¥ in Thousands, $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 27, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 HKD ($)	Mar. 01, 2023 CNY (¥)	Mar. 01, 2023 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020	Dec. 31, 2023 USD ($)	Dec. 28, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021	Jan. 31, 2021 USD ($)	Dec. 01, 2020
ACQUISITIONS AND DISPOSALS
Goodwill						¥ 368,221	¥ 368,221	¥ 575,427		¥ 575,427		$ 81,047		$ 81,047	¥ 581,877		$ 57,782
Beijing Proton Medical Center Co., Ltd ("BPMC")
ACQUISITIONS AND DISPOSALS
Equity interest in equity method investment													54.01%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ACQUISITIONS AND DISPOSALS
Noncontrolling Interest, Ownership Percentage by Parent										43.90%				43.90%	46.56%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																5.28%		2.36%
Percentage of interest held after disposal											49.44%
Beijing Proton Medical Center
ACQUISITIONS AND DISPOSALS
Business combination, consideration transferred | $			$ 1
Loss recognized	¥ 709	$ 100
Percentage of share consideration	25.00%	25.00%	25.00%
CHS
ACQUISITIONS AND DISPOSALS
Percentage of interest held after disposal										8.73%	10.00%
Datong Meizhongjiahe
ACQUISITIONS AND DISPOSALS
Gain recognized on disposal				¥ 71	$ 10
CHS
ACQUISITIONS AND DISPOSALS
Business combination, consideration transferred								¥ 26,909	$ 3,790
Percentage of interest held after disposal											90.00%
HealthingKon
ACQUISITIONS AND DISPOSALS
Voting interest acquired						26.34%	26.34%										26.34%
Business combination, consideration transferred						¥ 119,838
Cash consideration						¥ 21,500	¥ 21,500
Estimated amortization periods						10 years
Goodwill						¥ 368,221	¥ 368,221
HealthingKon | Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ACQUISITIONS AND DISPOSALS
Percentage of share consideration						89.00%	89.00%										89.00%